Significant transactions (Details) $ / shares in Units, € in Millions								1 Months Ended	12 Months Ended
	Dec. 06, 2022 USD ($)	Nov. 21, 2022 USD ($) $ / shares	Jul. 08, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	Jan. 07, 2022 USD ($)	Jun. 08, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2022 EUR (€)	May 30, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid									$ 0	$ 666,000,000	$ 0
Goodwill								$ 8,926,000,000	8,926,000,000	8,926,000,000
Borrowings								4,739,000,000	4,739,000,000	4,648,000,000
Repayments of non-current borrowings									0	1,176,000,000	0
Purchase of intangible assets								3,000,000	193,000,000	$ 109,000,000	$ 480,000,000
Aerie Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		100.00%
Price paid (in dollars per share) | $ / shares		$ 15.25
Consideration transferred		$ 744,000,000
Consideration paid		666,000,000
Borrowings recognised as of acquisition date		316,200,000
Goodwill		65,000,000
Business combinations
Disclosure of detailed information about business combination [line items]
Consideration transferred		744,000,000						744,000,000	744,000,000
Borrowings recognised as of acquisition date		316,000,000						316,000,000	316,000,000
Goodwill		65,000,000						$ 21,000,000	$ 21,000,000
Eysuvis and Inveltys
Disclosure of detailed information about business combination [line items]
Upfront payment			$ 60,000,000
Purchase consideration			79,000,000
Intangible assets			71,000,000
Inventory, net of liabilities			$ 14,000,000
Ivantis, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)						100.00%
Upfront payment						$ 479,000,000
Simbrinza
Disclosure of detailed information about business combination [line items]
Purchase of intangible assets							$ 355,000,000
Series 2032 Notes
Disclosure of detailed information about business combination [line items]
Borrowings	$ 700,000,000
Borrowings, interest rate (as a percent)	5.375%							5.375%	5.375%
Series 2052 Notes
Disclosure of detailed information about business combination [line items]
Borrowings	$ 600,000,000
Borrowings, interest rate (as a percent)	5.75%							5.75%	5.75%
Facility B Term Loan
Disclosure of detailed information about business combination [line items]
Borrowings													$ 800,000,000
Repayments of non-current borrowings	$ 640,000,000			$ 160,000,000
Bridge Loan Facility
Disclosure of detailed information about business combination [line items]
Borrowings		$ 775,000,000
Repayments of non-current borrowings	$ 775,000,000
Series 2028 Notes
Disclosure of detailed information about business combination [line items]
Borrowings				$ 537,000,000				$ 553,000,000	$ 553,000,000			€ 500
Borrowings, interest rate (as a percent)				2.375%				2.375%	2.375%			2.375%
Facility C Term Loan
Disclosure of detailed information about business combination [line items]
Repayments of non-current borrowings				$ 376,000,000	€ 350